SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	$ 5,067	$ 9,585	$ 16,278
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	2,444	4,205	8,397
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity-based compensation expense	$ 2,623	$ 5,380	$ 7,881